Consolidated Statements of Shareholder's Equity - USD ($)	Ordinary Shares	Shares Subscription Receivables	Additional paid-in capital	Retained earnings (accumulated deficit) Statutory reserves	Retained earnings (accumulated deficit) Unrestricted	Accumulated other comprehensive loss	Noncontrolling interest	Total
Balance, at Dec. 31, 2017	$ 130,000	$ (45,457)	$ 12,312,828	$ 6,189	$ (893,921)	$ 330,706	$ 605,111	$ 12,445,456
Balance (in Shares) at Dec. 31, 2017	13,000,000
Issuance of original Ordinary Shares through Initial public offering, net	$ 15,500		2,465,554					2,481,054
Issuance of original Ordinary Shares through Initial public offering, net (in Shares)	1,550,000
Issuance of over-allotment Ordinary Shares	$ 2,325		839,325					841,650
Issuance of over-allotment Ordinary Shares (in Shares)	232,500
Issuance of exercised warrants shares	$ 636		(636)
Issuance of exercised warrants shares (in Shares)	63,645
Issuance of Ordinary Shares to service consultants	$ 530		238,150					238,680
Issuance of Ordinary Shares to service consultants (in Shares)	53,040
Net loss					(3,425,981)			(3,537,126)
Net loss attributable to noncontrolling interest							(111,145)	(111,145)
Foreign currency translation						(364,653)	(26,810)	(391,463)
Balance, at Dec. 31, 2018	$ 148,992	(45,457)	15,855,220	6,189	(4,319,902)	(33,947)	467,156	12,078,251
Balance (in Shares) at Dec. 31, 2018	14,899,185
Issuance of original Ordinary Shares through Initial public offering, net
Issuance of over-allotment Ordinary Shares	$ 5,000		1,755,000					1,760,000
Issuance of over-allotment Ordinary Shares (in Shares)	500,000
Issuance of exercised warrants shares
Issuance of Ordinary Shares to service consultants
Net loss					(9,470,250)			(9,676,191)
Net loss attributable to noncontrolling interest							(205,941)	(205,941)
Foreign currency translation						(66,238)	(8,882)	(75,120)
Balance, at Dec. 31, 2019	$ 153,992	(45,457)	17,610,220	6,189	(13,790,152)	(100,185)	252,333	4,086,940
Balance (in Shares) at Dec. 31, 2019	15,399,185
Issuance of Ordinary Shares to pursuant to certain private placements	$ 280,000		19,520,000					19,800,000
Issuance of Ordinary Shares to pursuant to certain private placements (in Shares)	28,000,000
Issuance of Ordinary Shares to in exchange of bitcoin miners	$ 43,446		15,423,341					15,466,787
Issuance of Ordinary Shares to in exchange of bitcoin miners (in Shares)	4,344,603
Disposition of peer-to-peer lending business and the car rental business		45,457	213,065	(6,189)			(252,333)
Reclassified to to net loss from discontinued operations, net of tax						100,185		100,185
Issuance of Ordinary Shares to service consultants	$ 3,000		453,000					456,000
Issuance of Ordinary Shares to service consultants (in Shares)	300,000
Net loss					(1,910,337)			(1,910,337)
Balance, at Dec. 31, 2020	$ 480,438		$ 53,219,626		$ (15,700,489)			$ 37,999,575
Balance (in Shares) at Dec. 31, 2020	48,043,788